Lease (Tables)	12 Months Ended
Dec. 31, 2021
LEASE [Abstract]
Components of operating lease expense
Components of operating lease expense are as follows (in thousands):

	Year ended December 31,
	2020	2021

Operating lease expense	$3,985	$2,952
Short-term lease expense	297	563

Total operating lease expense	$4,282	$3,515

Cash paid for amounts included in the measurement of lease liabilities
Supplemental cash flow information related to leases are as follows (in thousands):

	Year ended December 31,
	2020	2021
Cash paid for amounts included in the measurement of lease liabilities

Operating cash flows from operating leases	$3,206	$3,085

Right-of-use assets obtained in exchange for lease liabilities

	Year ended December 31,
	2020	2021
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	$5,351	$2,620

Supplemental balance sheet information related to operating leases
The following table presents supplemental balance sheet information related to the operating leases (in thousands):

	Year ended December 31,
	2020	2021
Assets:
Operating lease right-of-use assets	$4,998	$5,207

Liabilities:
Current lease liabilities	1,107	1,999
Non-current lease liabilities	3,855	3,142

Total operating lease liabilities	$4,962	$5,141

Maturities of lease liabilities under operating leases
Maturities of lease liabilities under operating leases as of December 31, 2021 are as follows (in thousands):

2022	$2,853
2023	2,240
2024	277
2025	98
202 6	0
Thereafter	0

Total future lease payments	5,468
Less: imputed interest	327

Total present value of lease liabilities	$5,141